Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 67	$ 68	[1]	$ 98	[1]
System fund and reimbursables depreciation and amortisation	83	86		94
Cost of sales in owned lease and managed lease hotels [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	17	15		20
Cost of sales in other assets [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 50	$ 53		$ 78

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).